STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Schedule of Investments as of July 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
EVENT LINKED BONDS - 17.9%
Europe - 0.0% (a)
Earthquake - 0.0% (a)
Azzurro Re II Class A
(3 Month Euribor + 4.500%), 01/17/2024 (b)(c)(d)(e) (Cost: $360,807; Original Acquisition Date: 07/06/2020)	EUR	319,000	$375,936

Global - 6.3%
Earthquake - 0.6%
Acorn Re 2018-1 Class A
(3 Month Libor USD + 2.750%), 11/10/2021 (b)(c)(d)(e)(f) (Cost: $6,413,000; Original Acquisition Date: 07/03/2018)		$6,413,000	6,362,979
IBRD CAR 116
(3 Month Libor USD + 2.500%), 02/15/2021 (b)(c)(d)(e)(f) (Cost: $6,916,831; Original Acquisition Date: 03/12/2020)		6,954,000	6,820,483
IBRD CAR 117
(3 Month Libor USD + 3.000%), 02/15/2021 (b)(c)(d)(e)(f) (Cost: $3,308,822; Original Acquisition Date: 03/26/2020)		3,341,000	3,276,686
IBRD CAR 123 Class A
(3 Month Libor USD + 5.500%), 12/02/2022 (b)(c)(d)(e) (Cost: $588,000; Original Acquisition Date: 11/15/2019)		588,000	582,649

			17,042,797

Mortality/Longevity/Disease - 0.0% (a)
Vita Capital VI
(6 Month Libor USD + 2.900%), 01/08/2021 (b)(c)(d)(e) (Cost: $786,999; Original Acquisition Date: 05/15/2020)		1,256,000	1,100,758

Multiperil - 5.7%
Atlas Capital 2020 DAC 2020-1
(T-Bill 3 Month + 8.250%), 06/10/2024 (b)(c)(d)(e) (Cost: $16,135,000; Original Acquisition Date: 04/23/2020)		16,135,000	16,269,727
Atlas Capital UK 2019 PLC 2019-1
(3 Month Libor USD + 12.180%), 06/07/2023 (b)(c)(d)(e) (Cost: $4,564,000; Original Acquisition Date: 05/24/2019)		4,564,000	4,431,644
Atlas IX 2015-1
(3 Month Libor USD + 0.100%), 01/07/2021 (b)(c)(d)(e) (Cost: $1,230,634; Original Acquisition Date: 06/16/2017)		1,230,588	1,052,152
Galilei Re 2017-1 Class A-2
(6 Month Libor USD + 13.840%), 01/08/2021 (b)(c)(d)(e) (Cost: $5,250,000; Original Acquisition Date: 12/21/2016)		5,250,000	5,125,313
Galilei Re 2017-1 Class C-2
(6 Month Libor USD + 5.680%), 01/08/2021 (b)(c)(d)(e) (Cost: $16,000,000; Original Acquisition Date: 12/21/2016)		16,000,000	15,755,200
Galilei Re 2017-1 Class D-2
(6 Month Libor USD + 5.880%), 01/08/2021 (b)(c)(d)(e) (Cost: $8,000,000; Original Acquisition Date: 12/21/2016)		8,000,000	7,874,800
Galileo Re 2017-1 Class B
(3 Month Libor USD + 17.500%), 11/06/2020 (b)(c)(d)(e) (Cost: $1,676,000; Original Acquisition Date: 10/30/2017)		1,676,000	1,645,245
Hypatia Ltd. 2020-1 Class A
(T-Bill 3 Month + 6.750%), 06/07/2023 (b)(c)(d)(e) (Cost: $2,737,000; Original Acquisition Date: 07/10/2020)		2,737,000	2,747,674
Hypatia Ltd. 2020-1 Class B
(T-Bill 3 Month + 9.750%), 06/07/2023 (b)(c)(d)(e) (Cost: $4,211,000; Original Acquisition Date: 07/10/2020)		4,211,000	4,227,633
Kendall Re 2018-1 Class A
(3 Month Libor USD + 5.250%), 05/06/2021 (b)(c)(d)(e) (Cost: $9,371,608; Original Acquisition Date: 04/29/2020)		9,507,000	9,314,959
Kilimanjaro Re II 2017-1 Class A-1
(6 Month Libor USD + 10.610%), 04/20/2021 (b)(c)(d)(e) (Cost: $13,834,000; Original Acquisition Date: 04/06/2017)		13,834,000	13,638,249
Kilimanjaro Re II 2017-1 Class B-1
(6 Month Libor USD + 7.910%), 04/20/2021 (b)(c)(d)(e) (Cost: $28,986,566; Original Acquisition Date: 07/31/2020)		28,976,000	28,541,360
Kilimanjaro Re II 2017-1 Class C-1
(6 Month Libor USD + 6.300%), 04/20/2021 (b)(c)(d)(e) (Cost: $18,990,335; Original Acquisition Date: 07/10/2018)		18,973,000	18,821,216
Kilimanjaro Re II 2017-2 Class A-2
(6 Month Libor USD + 10.610%), 04/21/2022 (b)(c)(d)(e) (Cost: $5,929,000; Original Acquisition Date: 04/06/2017)		5,929,000	5,743,719

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Schedule of Investments as of July 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 5.7% (continued)
Kilimanjaro Re II 2017-2 Class B-2
(6 Month Libor USD + 7.910%), 04/21/2022 (b)(c)(d)(e) (Cost: $8,893,000; Original Acquisition Date: 04/06/2017)	$8,893,000	$8,795,177
Kilimanjaro Re II 2017-2 Class C-2
(6 Month Libor USD + 6.300%), 04/21/2022 (b)(c)(d)(e) (Cost: $6,640,000; Original Acquisition Date: 04/06/2017)	6,640,000	6,536,084
Loma Re 2013-1 Class C
(T-Bill 3 Month + 0.500%), 01/08/2021 (b)(c)(d)(e)(g) (Cost: $1,739,000; Original Acquisition Date: 12/20/2013)	1,739,000	530,395
Matterhorn Re Ltd 2020-2 Class A
(T-Bill 3 Month + 5.000%), 01/08/2024 (b)(c)(d)(e)(f) (Cost: $3,049,000; Original Acquisition Date: 01/29/2020)	3,049,000	3,007,534
Northshore Re 2018-1 Class A
(3 Month Libor USD + 7.990%), 07/08/2022 (b)(c)(d)(e) (Cost: $8,021,957; Original Acquisition Date: 04/21/2020)	8,123,000	8,030,804
Northshore Re II 2019-1 Class A
(T-Bill 3 Month + 7.500%), 07/07/2023 (b)(c)(d)(e) (Cost: $3,905,000; Original Acquisition Date: 06/21/2019)	3,905,000	3,894,066
Resilience Re Series 1711A
0.000%, 12/31/2020 (b)(e)(g)(i) (Cost: $238,865; Original Acquisition Date: 02/06/2017)	25,000,000	—
Resilience Re Series 1741A
0.000%, 04/06/2021 (b)(e)(g)(i) (Cost: $205,044; Original Acquisition Date: 04/10/2017)	75,000,000	—
Riverfront Re 2017-1 Class A
(T-Bill 3 Month + 4.860%), 01/15/2021 (b)(c)(d)(e) (Cost: $10,908,295; Original Acquisition Date: 05/07/2020)	10,949,000	10,751,918

		176,734,869

		194,878,424

Japan - 0.9%
Earthquake - 0.6%
Kizuna Re II 2018-1 Class B
(T-Bill 3 Month + 2.500%), 04/11/2023 (b)(c)(d)(e) (Cost: $388,000; Original Acquisition Date: 03/16/2018)	388,000	382,665
Nakama Re 2015-1 Class 2
(T-Bill 3 Month + 3.250%), 01/14/2021 (b)(c)(d)(e) (Cost: $2,130,028; Original Acquisition Date: 05/03/2019)	2,132,000	2,120,274
Nakama Re 2016-1 Class 2
(6 Month Libor USD + 3.250%), 10/13/2021 (b)(c)(d)(e)(f) (Cost: $10,170,000; Original Acquisition Date: 09/21/2016)	10,170,000	10,138,473
Nakama Re 2018-1 Class 1
(3 Month Libor USD + 2.000%), 04/13/2023 (b)(c)(d)(e)(f) (Cost: $1,728,304; Original Acquisition Date: 03/11/2019)	1,744,000	1,715,834
Nakama Re 2018-1 Class 2
(3 Month Libor USD + 3.000%), 04/13/2023 (b)(c)(d)(e)(f) (Cost: $3,327,672; Original Acquisition Date: 11/05/2019)	3,362,000	3,325,186
Nakama Re 2020-1 Class 1
(T-Bill 3 Month + 2.200%), 01/01/2025 (b)(c)(d)(e) (Cost: $871,000; Original Acquisition Date: 02/04/2020)	871,000	851,969

		18,534,401

Multiperil - 0.2%
Akibare Re 2018-1 Class A
(3 Month Libor USD + 1.900%), 04/07/2022 (b)(c)(d)(e)(f) (Cost: $2,868,211; Original Acquisition Date: 04/28/2020)	2,960,000	2,907,756
Akibare Re 2018-1 Class B
(3 Month Libor USD + 1.900%), 04/07/2022 (b)(c)(d)(e)(f) (Cost: $2,603,539; Original Acquisition Date: 03/09/2020)	2,669,000	2,606,012

		5,513,768

Windstorm - 0.1%
Aozora Re 2017-1 Class A
(6 Month Libor USD + 2.000%), 04/07/2021 (b)(c)(d)(e) (Cost: $2,717,721; Original Acquisition Date: 01/31/2020)	2,792,000	2,777,202

		26,825,371

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Schedule of Investments as of July 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Mexico - 0.3%
Earthquake - 0.2%
IBRD CAR 125 Class A
(3 Month Libor USD + 3.500%), 03/13/2024 (b)(c)(d)(e)(f) (Cost: $3,619,000; Original Acquisition Date: 02/28/2020)	$3,619,000	$3,534,859
IBRD CAR 126 Class B
(3 Month Libor USD + 9.000%), 03/13/2024 (b)(c)(d)(e) (Cost: $639,000; Original Acquisition Date: 02/28/2020)	639,000	624,910

		4,159,769

Windstorm - 0.1%
IBRD CAR 127 Class C
(3 Month Libor USD + 10.000%), 03/13/2024 (b)(c)(d)(e) (Cost: $3,479,481; Original Acquisition Date: 02/28/2020)	3,479,000	3,356,539

		7,516,308

United States - 10.4%
Earthquake - 1.9%
Merna Re 2018-1 Class A
(T-Bill 3 Month + 2.000%), 04/08/2021 (b)(c)(d)(e)(f) (Cost: $4,007,000; Original Acquisition Date: 03/26/2018)	4,007,000	3,980,554
Sutter Re 2020-2 Class A
(T-Bill 3 Month + 5.000%), 06/06/2022 (b)(c)(d)(e) (Cost: $13,219,000; Original Acquisition Date: 05/13/2020)	13,219,000	13,254,691
Sutter Re 2020-2 Class F
(T-Bill 3 Month + 8.500%), 06/06/2022 (b)(c)(d)(e) (Cost: $12,227,000; Original Acquisition Date: 05/13/2020)	12,227,000	12,318,703
Ursa Re 2018-1 Class D
(T-Bill 3 Month + 5.240%), 09/24/2021 (b)(c)(d)(e)(f) (Cost: $15,931,390; Original Acquisition Date: 05/15/2020)	16,012,000	15,735,793
Ursa Re 2019-1 Class C
(T-Bill 3 Month + 5.750%), 12/10/2022 (b)(c)(d)(e)(f) (Cost: $12,152,000; Original Acquisition Date: 11/20/2019)	12,152,000	11,998,885

		57,288,626

Fire - 0.0% (a)
SD Re 2020-1 Class A
(T-Bill 3 Month + 9.750%), 07/14/2023 (b)(c)(d)(e) (Cost: $1,062,000; Original Acquisition Date: 07/02/2020)	1,062,000	1,062,053

Flood - 0.5%
FloodSmart Re 2019 Class A
(T-Bill 3 Month + 11.830%), 03/07/2022 (b)(c)(e) (Cost: $11,851,186; Original Acquisition Date: 05/18/2020)	12,203,000	11,860,096
FloodSmart Re 2019 Class B
(T-Bill 3 Month + 15.080%), 03/07/2022 (b)(c)(e) (Cost: $610,181; Original Acquisition Date: 07/17/2020)	632,000	606,530
FloodSmart Re 2020 Class A
(T-Bill 3 Month + 11.000%), 02/27/2026 (b)(c)(e) (Cost: $718,356; Original Acquisition Date: 07/22/2020)	736,000	718,299
FloodSmart Re 2020 Class B
(T-Bill 3 Month + 14.500%), 02/27/2023 (b)(c)(e) (Cost: $3,390,505; Original Acquisition Date: 04/28/2020)	3,500,000	3,386,600

		16,571,525

Multiperil - 5.3%
Armor Re II 2019-1 Class A
(T-Bill 3 Month + 6.330%), 06/08/2022 (b)(c)(d)(e) (Cost: $5,167,311; Original Acquisition Date: 06/08/2020)	5,219,000	5,135,496
Bonanza Re 2020-1 Class A
(T-Bill 3 Month + 4.750%), 02/20/2024 (b)(c)(e) (Cost: $2,025,000; Original Acquisition Date: 02/13/2020)	2,025,000	1,975,185
Bowline 2018-1 Class A
(T-Bill 3 Month + 4.760%), 05/23/2022 (b)(c)(d)(e) (Cost: $7,240,933; Original Acquisition Date: 05/19/2020)	7,262,000	7,092,069
Bowline Re 2019-1 Class A
(T-Bill 3 Month + 4.500%), 03/20/2023 (b)(c)(d)(e) (Cost: $3,983,000; Original Acquisition Date: 03/08/2019)	3,983,000	3,880,039

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Schedule of Investments as of July 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 5.3% (continued)
Bowline Re 2019-1 Class B
(T-Bill 3 Month + 8.850%), 03/20/2023 (b)(c)(d)(e) (Cost: $3,236,000; Original Acquisition Date: 03/08/2019)	$3,236,000	$3,163,837
Caelus 2018-1 Class A
(T-Bill 3 Month + 3.190%), 06/07/2021 (b)(c)(d)(e) (Cost: $2,681,000; Original Acquisition Date: 05/04/2018)	2,681,000	2,568,800
Caelus 2018-1 Class B
(T-Bill 3 Month + 4.030%), 06/07/2021 (b)(c)(d)(e) (Cost: $1,743,791; Original Acquisition Date: 07/24/2018)	1,745,000	1,637,944
Caelus 2018-1 Class C
(T-Bill 3 Month + 7.240%), 06/07/2021 (b)(c)(d)(e) (Cost: $3,218,000; Original Acquisition Date: 05/04/2018)	3,218,000	2,851,309
Caelus 2018-1 Class D
(T-Bill 3 Month + 10.700%), 06/07/2021 (b)(c)(d)(e) (Cost: $536,000; Original Acquisition Date: 05/04/2018)	536,000	422,877
Caelus Re 2020-1 Class A-1
(T-Bill 3 Month + 5.500%), 06/07/2023 (b)(c)(d)(e) (Cost: $1,088,092; Original Acquisition Date: 04/20/2020)	1,135,000	1,096,580
Caelus Re V 2017-1 Class B
(T-Bill 3 Month + 0.500%), 06/05/2024 (b)(c)(d)(e) (Cost: $2,476,500; Original Acquisition Date: 04/27/2017)	2,476,500	2,265,997
Caelus Re V 2017-1 Class C
(T-Bill 3 Month + 0.500%), 06/05/2023 (b)(c)(d)(e)(g) (Cost: $3,170,000; Original Acquisition Date: 04/27/2017)	3,170,000	79,408
Caelus Re V 2017-1 Class D
(T-Bill 3 Month + 0.500%), 06/05/2023 (b)(c)(d)(e)(g) (Cost: $1,400,468; Original Acquisition Date: 04/27/2017)	1,400,468	140
Espada Reinsurance 2016-1 Class 20
(T-Bill 3 Month + 5.700%), 09/08/2020 (b)(c)(d)(e)(g)(h) (Cost: $822,666; Original Acquisition Date: 02/12/2016)	822,666	626,954
FloodSmart Re 2018 Class A
(T-Bill 3 Month + 11.250%), 08/06/2024 (b)(c)(e) (Cost: $6,939,908; Original Acquisition Date: 07/20/2020)	7,052,000	6,899,677
FloodSmart Re 2018 Class B
(T-Bill 3 Month + 13.500%), 08/06/2024 (b)(c)(e) (Cost: $13,031,045; Original Acquisition Date: 07/08/2020)	13,473,000	13,078,915
Fortius Re 2017-1
(6 Month Libor USD + 3.420%), 07/07/2021 (b)(c)(d)(e) (Cost: $740,000; Original Acquisition Date: 07/14/2017)	740,000	730,972
Herbie Re 2020-1 Class A
(T-Bill 3 Month + 9.000%), 07/08/2024 (b)(c)(d)(e) (Cost: $5,101,000; Original Acquisition Date: 06/09/2020)	5,101,000	5,102,785
Kilimanjaro III Re 2019-1 Class A-1
(T-Bill 3 Month + 15.750%), 12/19/2023 (b)(c)(d)(e) (Cost: $14,067,239; Original Acquisition Date: 04/28/2020)	14,750,000	14,228,588
Kilimanjaro III Re 2019-1 Class A-2
(T-Bill 3 Month + 15.750%), 12/19/2024 (b)(c)(d)(e) (Cost: $10,390,459; Original Acquisition Date: 07/17/2020)	10,883,000	10,527,126
Kilimanjaro Re 2018-1 Class A-1
(3 Month Libor USD + 13.610%), 05/05/2023 (b)(c)(d)(e) (Cost: $5,345,135; Original Acquisition Date: 05/22/2020)	5,671,000	5,442,459
Kilimanjaro Re 2018-1 Class B-1
(3 Month Libor USD + 4.940%), 05/06/2022 (b)(c)(d)(e) (Cost: $5,379,315; Original Acquisition Date: 04/21/2020)	5,389,000	5,351,277
Kilimanjaro Re 2018-2 Class A-2
(3 Month Libor USD + 13.610%), 05/05/2023 (b)(c)(d)(e) (Cost: $2,518,312; Original Acquisition Date: 06/04/2020)	2,660,000	2,502,395
Kilimanjaro Re 2018-2 Class B-2
(3 Month Libor USD + 4.940%), 05/05/2023 (b)(c)(d)(e) (Cost: $4,945,000; Original Acquisition Date: 04/18/2018)	4,945,000	4,879,726
Long Point Re III 2018-1 Class A
(T-Bill 3 Month + 2.750%), 06/01/2022 (b)(c)(d)(e) (Cost: $6,044,569; Original Acquisition Date: 08/20/2019)	6,054,000	5,928,682
MetroCat Re 2020-1 Class A
(T-Bill 3 Month + 5.500%), 05/28/2024 (b)(c)(e) (Cost: $1,109,000; Original Acquisition Date: 05/06/2020)	1,109,000	1,106,061

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Schedule of Investments as of July 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 5.3% (continued)
Mona Lisa Re 2020-1 Class A
(T-Bill 3 Month + 7.500%), 01/09/2023 (b)(c)(e) (Cost: $3,922,300; Original Acquisition Date: 03/20/2020)	$4,000,000	$3,970,000
Residential Re 2015-I Class 10
(T-Bill 3 Month + 0.500%), 09/08/2020 (b)(c)(d)(e)(g)(h) (Cost: $4,346,049; Original Acquisition Date: 05/21/2015)	4,346,049	122,994
Residential Re 2015-I Class 11
(T-Bill 3 Month + 0.500%), 09/08/2020 (b)(c)(d)(e)(g)(h) (Cost: $1,783,000; Original Acquisition Date: 05/21/2015)	1,783,000	1,562,978
Residential Re 2016-I Class 10
(T-Bill 3 Month + 11.520%), 09/08/2020 (b)(c)(d)(e)(g) (Cost: $4,609,000; Original Acquisition Date: 04/28/2016)	4,609,000	115,225
Residential Re 2016-I Class 11
(T-Bill 3 Month + 5.030%), 09/08/2020 (b)(c)(d)(e)(g)(h) (Cost: $1,158,753; Original Acquisition Date: 04/28/2016)	1,158,753	920,398
Residential Re 2016-II Class 4
(T-Bill 3 Month + 4.080%), 12/06/2023 (b)(c)(d)(e) (Cost: $1,250,000; Original Acquisition Date: 11/03/2016)	1,250,000	1,234,563
Residential Re 2017-I Class 11
(T-Bill 3 Month + 5.170%), 06/06/2024 (b)(c)(d)(e) (Cost: $6,731,000; Original Acquisition Date: 04/19/2017)	6,731,000	6,197,232
Residential Re 2017-II Class 2
(T-Bill 3 Month + 13.040%), 12/06/2021 (b)(c)(d)(e) (Cost: $942,292; Original Acquisition Date: 05/27/2020)	989,000	952,704
Residential Re 2018-I Class 13
(T-Bill 3 Month + 3.360%), 06/06/2025 (b)(c)(d)(e) (Cost: $7,343,254; Original Acquisition Date: 05/11/2020)	7,353,000	7,097,483
Residential Re 2019-I Class 12
(T-Bill 3 Month + 8.680%), 06/06/2023 (b)(c)(d)(e) (Cost: $505,000; Original Acquisition Date: 05/08/2019)	505,000	498,536
Residential Re 2019-I Class 13
(T-Bill 3 Month + 4.650%), 06/06/2023 (b)(c)(d)(e) (Cost: $1,080,853; Original Acquisition Date: 05/11/2020)	1,088,000	1,067,600
Residential Re 2019-II Class 2
(T-Bill 3 Month + 12.370%), 12/06/2027 (b)(c)(d)(e) (Cost: $1,294,000; Original Acquisition Date: 11/05/2019)	1,294,000	1,243,987
Residential Re 2020-I Class 13
(T-Bill 3 Month + 5.500%), 06/06/2028 (b)(c)(d)(e) (Cost: $1,759,000; Original Acquisition Date: 05/27/2020)	1,759,000	1,760,319
Sanders Re 2017-1 Class A
(6 Month Libor USD + 2.930%), 12/06/2021 (b)(c)(d)(e) (Cost: $4,520,371; Original Acquisition Date: 08/21/2019)	4,573,000	4,426,664
Sanders Re 2018-1 Class A
(T-Bill 3 Month + 5.500%), 04/07/2022 (b)(c)(d)(e) (Cost: $14,946,166; Original Acquisition Date: 09/11/2019)	15,079,000	14,249,655
Sanders Re II 2020-1 Class A
(3 Month Libor USD + 4.500%), 04/07/2024 (b)(c)(d)(e) (Cost: $2,689,000; Original Acquisition Date: 03/18/2020)	2,689,000	2,664,127
Spectrum Capital Ltd. 2017-1 A
(6 Month Libor USD + 5.750%), 06/08/2021 (b)(c)(d)(e) (Cost: $2,343,000; Original Acquisition Date: 06/13/2017)	2,343,000	2,299,069
Stratosphere Re 2020-1 Class A
(T-Bill 3 Month + 2.750%), 02/07/2027 (b)(c)(e) (Cost: $563,740; Original Acquisition Date: 04/20/2020)	568,000	562,320
Tailwind Re 2017-1 Class B
(T-Bill 3 Month + 9.100%), 01/08/2022 (b)(c)(d)(e) (Cost: $1,790,091; Original Acquisition Date: 05/12/2020)	1,807,000	1,777,998
Tailwind Re 2017-1 Class C
(T-Bill 3 Month + 11.060%), 01/08/2022 (b)(c)(d)(e) (Cost: $3,015,050; Original Acquisition Date: 05/12/2020)	3,027,000	2,988,860

		164,288,010

Windstorm - 2.7%
Alamo Re 2018-1 Class A
(T-Bill 3 Month + 3.400%), 06/07/2024 (b)(c)(d)(e)(f) (Cost: $4,487,484; Original Acquisition Date: 03/26/2019)	4,506,000	4,482,569

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Schedule of Investments as of July 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Windstorm - 2.7% (continued)
Alamo Re 2019-1 Class A
(T-Bill 3 Month + 4.450%), 06/08/2022 (b)(c)(d)(e)(f) (Cost: $2,792,000; Original Acquisition Date: 05/21/2019)	$2,792,000	$2,800,376
Alamo Re 2020-1 Class A
(T-Bill 3 Month + 5.750%), 06/08/2023 (b)(c)(d)(e) (Cost: $12,320,000; Original Acquisition Date: 05/29/2020)	12,320,000	12,478,312
Blue Halo Re 2020-1 Class A
(T-Bill 3 Month + 13.250%), 06/28/2023 (b)(c)(d)(e) (Cost: $3,616,000; Original Acquisition Date: 06/16/2020)	3,616,000	3,613,469
Cape Lookout Re 2019-1 Class A
(T-Bill 3 Month + 4.240%), 02/25/2022 (b)(c)(d)(e)(f) (Cost: $13,602,388; Original Acquisition Date: 02/05/2020)	13,609,000	13,568,173
Cape Lookout Re 2019-2 Class A
(T-Bill 3 Month + 6.490%), 05/09/2022 (b)(c)(d)(e)(f) (Cost: $2,560,000; Original Acquisition Date: 06/14/2019)	2,560,000	2,558,848
Citrus Re 2016-1 Class D-50
(T-Bill 3 Month + 0.100%), 02/25/2021 (b)(c)(d)(e)(g)(h) (Cost: $4,189,217; Original Acquisition Date: 02/19/2016)	4,189,217	1,274,988
Citrus Re 2017-1 Class A
(6 Month Libor USD + 5.310%), 03/20/2023 (b)(c)(d)(e)(g)(h) (Cost: $1,100,416; Original Acquisition Date: 03/06/2017)	1,100,416	365,778
Everglades II 2020-2 A
(T-Bill 3 Month + 6.250%), 05/04/2023 (b)(c)(d)(e) (Cost: $1,649,000; Original Acquisition Date: 05/21/2020)	1,649,000	1,649,742
Everglades Re II 2018-1 A
(T-Bill 3 Month + 4.730%), 05/04/2021 (b)(c)(d)(e) (Cost: $8,030,000; Original Acquisition Date: 05/09/2018)	8,030,000	7,882,248
First Coast Re 2019-1 Class A
(T-Bill 3 Month + 5.660%), 06/07/2023 (b)(c)(d)(e) (Cost: $506,000; Original Acquisition Date: 05/16/2019)	506,000	499,422
Integrity Re 2020-1 Class A
(3 Month Libor USD + 7.250%), 04/12/2023 (b)(c)(e) (Cost: $2,061,000; Original Acquisition Date: 03/18/2020)	2,061,000	2,047,603
Manatee Re II 2018-1 Class A
(T-Bill 3 Month + 4.530%), 06/07/2021 (b)(c)(d)(e) (Cost: $4,266,809; Original Acquisition Date: 03/11/2020)	4,280,000	4,193,116
Manatee Re II 2018-1 Class B
(T-Bill 3 Month + 8.280%), 06/07/2021 (b)(c)(d)(e) (Cost: $2,281,477; Original Acquisition Date: 07/08/2020)	2,299,000	2,245,663
Manatee Re III 2019-1 Class B
(T-Bill 3 Month + 9.620%), 06/07/2022 (b)(c)(d)(e) (Cost: $507,000; Original Acquisition Date: 05/23/2019)	507,000	494,528
Matterhorn Re 2019-1 Class A
5.413%, 12/07/2020 (b)(d)(e)(i) (Cost: $5,730,310; Original Acquisition Date: 07/07/2020)	5,858,000	5,659,414
Matterhorn Re Ltd 2020-1 Class B
(T-Bill 3 Month + 7.500%), 12/07/2021 (b)(c)(d)(e)(f) (Cost: $6,032,207; Original Acquisition Date: 06/11/2020)	6,108,000	5,994,391
Matterhorn Re Ltd 2020-2 Class B
(T-Bill 3 Month + 6.250%), 12/07/2021 (b)(c)(d)(e)(f) (Cost: $4,340,140; Original Acquisition Date: 07/07/2020)	4,347,000	4,300,052
Matterhorn Re Ltd 2020-3 Class C
10.383%, 12/07/2020 (b)(d)(e)(i) (Cost: $2,826,286; Original Acquisition Date: 04/30/2020)	3,000,000	2,765,700
Matterhorn Re Ltd 2020-4 Class A
(T-Bill 3 Month + 10.000%), 12/07/2021 (b)(c)(d)(e) (Cost: $1,065,000; Original Acquisition Date: 06/25/2020)	1,065,000	1,063,190
Matterhorn Re Ltd 2020-4 Class B
10.077%, 12/07/2021 (b)(d)(e)(i) (Cost: $2,409,597; Original Acquisition Date: 06/25/2020)	2,769,000	2,401,277

		82,338,859

		321,549,073

TOTAL EVENT LINKED BONDS (Cost $575,964,330)		551,145,112

PARTICIPATION NOTES - 4.0%
Global - 4.0%
Multiperil - 4.0%
Alturas Re 2019-1 Class A
03/10/2023 (b)(d)(e)(g)(h)(j) (Cost: $20,001; Original Acquisition Date: 12/20/2018)	20,001	373,000
Alturas Re 2020-1 Class B
03/10/2023 (b)(d)(e)(g)(j) (Cost: $4,600,000; Original Acquisition Date: 12/27/2019)	4,600,000	3,527,280
Eden Re II 2018-1 Class A
03/22/2022 (b)(d)(e)(g)(h) (Cost: $18,527; Original Acquisition Date: 12/15/2017)	18,527	189,906

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Schedule of Investments as of July 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 4.0% (continued)
Eden Re II 2018-1 Class B
03/22/2022 (b)(d)(e)(g)(h) (Cost: $91,003; Original Acquisition Date: 12/27/2017)	$91,003	$2,319,314
Eden Re II 2019-1 Class B
03/22/2023 (b)(d)(e)(g)(h)(j) (Cost: $600,000; Original Acquisition Date: 12/19/2018)	600,000	4,759,815
Eden Re II 2020-1 Class B
03/22/2024 (b)(d)(e)(g)(h)(j) (Cost: $50,000,000; Original Acquisition Date: 12/26/2019)	50,000,000	52,460,460
Limestone Re 2016-1
08/31/2021 (b)(d)(e)(g)(h) (Cost: $36,257; Original Acquisition Date: 09/12/2017)	36,257	278,569
Limestone Re 2018-1 A
03/01/2022 (b)(d)(e)(g)(h)(j) (Cost: $1,188; Original Acquisition Date: 06/20/2018)	1,188	300,084
Limestone Re 2019-1 B
09/09/2022 (b)(d)(e)(g)(h)(j) (Cost: $440,663; Original Acquisition Date: 12/24/2018)	440,663	779,302
Limestone Re 2019-2 B
03/01/2023 (b)(d)(e)(g)(h)(j) (Cost: $1,144,000; Original Acquisition Date: 06/25/2019)	1,144,000	1,768,910
Limestone Re 2020-2 B
10/01/2024 (b)(d)(e)(g)(j) (Cost: $9,100,000; Original Acquisition Date: 06/26/2020)	9,100,000	9,105,005
Sector Re V Series 10 Class A
03/01/2025 (b)(e)(g)(j) (Cost: $10,000,000; Original Acquisition Date: 04/24/2020)	10,000,000	10,321,012
Sector Re V Series 10 Class B
03/01/2025 (b)(e)(g)(j) (Cost: $10,666,131; Original Acquisition Date: 04/24/2020)	10,666,131	11,008,527
Sector Re V Series 8 Class C
12/01/2023 (b)(e)(g)(j) (Cost: $6,200,136; Original Acquisition Date: 12/05/2018)	6,200,136	4,304,696
Sector Re V Series 8 Class D
12/01/2023 (b)(e)(g)(j) (Cost: $4,191,346; Original Acquisition Date: 12/07/2018)	4,191,346	2,931,193
Sector Re V Series 9 Class A
03/01/2023 (b)(e)(g)(j) (Cost: $4,561,699; Original Acquisition Date: 04/24/2019)	4,561,699	2,148,801
Sector Re V Series 9 Class B
03/01/2023 (b)(e)(g)(j) (Cost: $2,549,056; Original Acquisition Date: 04/24/2019)	2,549,056	1,199,439
Sector Re V Series 9 Class D
12/01/2024 (b)(e)(g)(j) (Cost: $3,199,725; Original Acquisition Date: 12/10/2019)	3,199,725	3,215,538
Sector Re V Series 9 Class G
03/01/2023 (b)(e)(g)(j) (Cost: $23,759; Original Acquisition Date: 04/24/2019)	23,759	1,690,260
Sussex Re 2020-A
12/31/2022 (e)(g)(h)(j) (Cost: $6,340,000; Original Acquisition Date: 01/22/2020)	6,340,000	6,623,156
Versutus 2017 A-5
01/15/2021 (b)(e)(g)(h)(j) (Cost: $1,784,866; Original Acquisition Date: 12/28/2016)	1,917,360	253,383
Versutus 2018 A-5
12/31/2020 (b)(e)(g)(j) (Cost: $1,221,938; Original Acquisition Date: 12/15/2017)	1,221,938	—
Versutus 2019-B
12/31/2022 (b)(e)(g)(h) (Cost: $5,959,641; Original Acquisition Date: 03/10/2020)	5,959,641	1,669,519
Williamsburg (Horseshoe Re)
08/31/2021 (b)(e)(g)(h) (Cost: $1,242; Original Acquisition Date: 12/15/2016)	1,602,021	1,150,025

TOTAL PARTICIPATION NOTES (Cost $122,751,178)		122,377,194

	SHARES	VALUE
PREFERENCE SHARES - 60.7%
Global - 59.8%
Marine/Energy - 0.0% (a)
Kauai (Artex Segregated Account Company) (b)(e)(g)(h)(j) (Cost: $28,140,947; Original Acquisition Date: 01/07/2016)	51,394	17,935

Multiperil - 59.8%
Altiplano (Mt. Logan Re) (b)(e)(g)(j) (Cost: $33,500,000; Original Acquisition Date: 06/01/2018)	33,500	18,974,571
Arenal (Artex Segregated Account Company) (b)(e)(g)(h)(j) (Cost: $56,721,669; Original Acquisition Date: 12/22/2017)	165,450	36,834,879
Axis Ventures Re Cell 0006 (b)(e)(g)(j) (Cost: $1,038; Original Acquisition Date: 01/11/2018)	10	—
Axis Ventures Re Cell 0007 (b)(e)(g)(j) (Cost: $953; Original Acquisition Date: 01/25/2017)	10	—
Baldwin (Horseshoe Re) (b)(e)(g)(h)(j) (Cost: $52,662,992; Original Acquisition Date: 01/22/2019)	1,328,746	9,645,636
Biscayne (Artex Segregated Account Company) (b)(e)(g)(h) (Cost: $0; Original Acquisition Date: 01/09/2018)	46,979	2,174,516
Bowery (Artex Segregated Account Company) (b)(e)(g)(h)(j) (Cost: $121,058,000; Original Acquisition Date: 09/29/2017)	200,075	90,467,492
Brighton (Horseshoe Re) (b)(e)(g)(h)(j) (Cost: $102,252,600; Original Acquisition Date: 06/12/2020)	1,022,526	102,545,101
Cardinal Re 2015-1 (b)(e)(g)(h)(j) (Cost: $80,393,858; Original Acquisition Date: 12/30/2015)	149	70,193,278
Carlsbad 2 (Artex Segregated Account Company) (b)(e)(g)(h) (Cost: $0; Original Acquisition Date: 12/22/2016)	190,319	3,016,007
Cumberland (Artex Segregated Account Company) (b)(e)(g)(h)(j) (Cost: $29,918,817; Original Acquisition Date: 09/15/2017)	28,898	14,017,295
Cypress (Horseshoe Re) (b)(e)(g)(h)(j) (Cost: $30,289,306; Original Acquisition Date: 05/31/2017)	125,090,500	24,197,006

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Schedule of Investments as of July 31, 2020 (Unaudited)

	SHARES	VALUE
Multiperil - 59.8% (continued)
Edmund 2 (Mt. Logan Re) (b)(e)(g)(j) (Cost: $40,653,419; Original Acquisition Date: 10/31/2017)	40,653	$28,274,660
Emerald Lake (Artex Segregated Account Company) (b)(e)(g)(h)(j) (Cost: $83,697,569; Original Acquisition Date: 12/17/2018)	504,899	42,854,634
Florblanca (Artex Segregated Account Company) (b)(e)(g)(h)(j) (Cost: $34,822,586; Original Acquisition Date: 12/21/2017)	77,550	32,838,070
Freeport (Horseshoe Re) (b)(e)(g)(j) (Cost: $30,264,500; Original Acquisition Date: 04/04/2018)	750,718	—
Harambee Re 2017 (b)(e)(g)(h)(j) (Cost: $61,238; Original Acquisition Date: 12/20/2016)	132,225	148,726
Harambee Re 2018 (b)(e)(g)(h)(j) (Cost: $1,235,008; Original Acquisition Date: 12/15/2017)	1,235,008	1,499,962
Harambee Re 2019 (b)(e)(g)(h)(j) (Cost: $515,254; Original Acquisition Date: 12/21/2018)	515,254	553,612
Hatteras (Artex Segregated Account Company) (b)(e)(g)(h)(j) (Cost: $79,779,874; Original Acquisition Date: 04/11/2019)	77,632	63,773,172
Hudson Charles (Mt. Logan Re) (b)(e)(g)(j) (Cost: $25,351,754; Original Acquisition Date: 01/13/2017)	25,352	22,166,996
Hudson Charles 2 (Mt. Logan Re) (b)(e)(g)(j) (Cost: $25,474,125; Original Acquisition Date: 03/31/2017)	25,474	21,149,994
Hudson Charles 3 (Mt. Logan Re) (b)(e)(g)(j) (Cost: $10,987,500; Original Acquisition Date: 06/19/2014)	10,988	8,913,120
Hudson Charles 4 (Mt. Logan Re) (b)(e)(g)(j) (Cost: $14,625,000; Original Acquisition Date: 02/07/2018)	14,625	13,812,156
Hudson Paul (Mt. Logan Re) (b)(e)(g)(j) (Cost: $22,500,000; Original Acquisition Date: 01/02/2014)	22,500	19,243,346
Hudson Paul 3 (Mt. Logan Re) (b)(e)(g)(j) (Cost: $28,125,000; Original Acquisition Date: 03/31/2017)	28,125	23,152,725
Hudson Paul 4 (Mt. Logan Re) (b)(e)(g)(j) (Cost: $2,100,000; Original Acquisition Date: 02/07/2018)	2,100	1,842,695
Iseo (Artex Segregated Account Company) (b)(e)(g)(h) (Cost: $0; Original Acquisition Date: 09/08/2017)	183,543	5,519,679
Kensington (Horseshoe Re) (b)(e)(g)(h) (Cost: $74,827,367; Original Acquisition Date: 06/12/2020)	953,585	102,901,824
Latigo (Artex Segregated Account Company) (b)(e)(g)(h)(j) (Cost: $64,194,863; Original Acquisition Date: 11/01/2018)	473	53,084,364
Lorimer (Horseshoe Re) (b)(e)(g)(h)(j) (Cost: $20,835,882; Original Acquisition Date: 01/03/2019)	501,528	22,140,400
LRe 2018 (Lorenz Re Ltd.) (b)(e)(g)(h)(j) (Cost: $266,605; Original Acquisition Date: 07/10/2018)	17,714	1,887,782
LRe 2019 (Lorenz Re Ltd.) (b)(e)(g)(h)(j) (Cost: $5,500,000; Original Acquisition Date: 07/30/2019)	55,000	4,131,607
Mackinac (Artex Segregated Account Company) (b)(e)(g)(h)(j) (Cost: $11,173,894; Original Acquisition Date: 01/09/2018)	55,584	21,555,626
Madison (Artex Segregated Account Company) (b)(e)(g)(h)(j) (Cost: $66,063,165; Original Acquisition Date: 02/03/2020)	97,141	54,445,394
Malibu (Horseshoe Re) (b)(e)(g)(h)(j) (Cost: $15,746,735; Original Acquisition Date: 04/29/2020)	15,746,735	10,919,715
Mohonk (Artex Segregated Account Company) (b)(e)(g)(h)(j) (Cost: $77,159,598; Original Acquisition Date: 04/11/2019)	103	75,096,147
Mojave (Mt. Logan Re) (b)(e)(g)(j) (Cost: $31,719,991; Original Acquisition Date: 01/13/2017)	31,720	24,128,436
Mojave 2 (Mt. Logan Re) (b)(e)(g)(j) (Cost: $21,146,661; Original Acquisition Date: 01/13/2017)	21,147	16,085,624
Mulholland (Artex Segregated Account Company) (b)(e)(g)(j) (Cost: $12,372,687; Original Acquisition Date: 12/31/2015)	114	—
Pelham (Horseshoe Re) (b)(e)(g)(h)(j) (Cost: $21,129,518; Original Acquisition Date: 04/25/2018)	264,553	3,422,430
Peregrine LCA (b)(e)(g)(h)(j) (Cost: $136,221,016; Original Acquisition Date: 06/07/2019)	19,479,011	132,916,278
Revelstoke (Artex Segregated Account Company) (b)(e)(g)(h) (Cost: $0; Original Acquisition Date: 01/19/2016)	15,350	28,238
Rondout (Artex Segregated Account Company) (b)(e)(g)(h)(j) (Cost: $175,747,317; Original Acquisition Date: 07/15/2019)	184,131	158,379,537
Sheepshead (Horseshoe Re) (b)(e)(g)(h)(j) (Cost: $96,903,400; Original Acquisition Date: 06/12/2020)	969,034	98,536,326
Skytop (Artex Segregated Account Company) (b)(e)(g)(h) (Cost: $0; Original Acquisition Date: 12/18/2017)	210	3,504,339
SR0001 (Horseshoe Re) (b)(e)(g)(j) (Cost: $0; Original Acquisition Date: 07/10/2015)	1,757	—
St. Kevins (Artex Segregated Account Company) (b)(e)(g)(h)(j) (Cost: $25,001,106; Original Acquisition Date: 06/27/2018)	42,944	10,123,172
Sugarloaf (Artex Segregated Account Company) (b)(e)(g)(h)(j) (Cost: $2,262,381; Original Acquisition Date: 01/12/2016)	19,288	41,567
Sussex Designated Investment Series (b)(e)(g)(h) (Cost: $4,168,447; Original Acquisition Date: 01/22/2019)	4,790	825,948
Sussex Designated Investment Series Dec 19 (b)(e)(g)(h)(j) (Cost: $1,569,766; Original Acquisition Date: 01/24/2020)	3,895	1,304,842
Sussex Designated Investment Series May 2019 (b)(e)(g)(h)(j) (Cost: $564,313; Original Acquisition Date: 06/20/2019)	1,378	209,194
Sutton (Artex Segregated Account Company) (b)(e)(g)(h)(j) (Cost: $32,337,251; Original Acquisition Date: 03/24/2017)	42,693	4,991,377
Thopas Re 2018 (b)(e)(g)(h)(j) (Cost: $6,283,883; Original Acquisition Date: 12/08/2017)	139,876	382
Thopas Re 2019 (b)(e)(g)(h)(j) (Cost: $2,538,282; Original Acquisition Date: 12/21/2018)	25,383	1,124,657
Turing Re 2017-1 (b)(e)(g)(h)(j) (Cost: $22,818,636; Original Acquisition Date: 05/23/2017)	400,000	214,962
Twin Lakes (Artex Segregated Account Company) (b)(e)(g)(h)(j) (Cost: $5,711,434; Original Acquisition Date: 12/28/2017)	86,107	7,499,065

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Schedule of Investments as of July 31, 2020 (Unaudited)

	SHARES	VALUE
Multiperil - 59.8% (continued)
Viribus Re 2018 (b)(e)(g)(h)(j) (Cost: $318,746; Original Acquisition Date: 12/22/2017)	1,416,046	$119,074
Viribus Re 2019 (b)(e)(g)(h)(j) (Cost: $617,030; Original Acquisition Date: 12/26/2018)	601,833	252,577
Windsor (Horseshoe Re) (b)(e)(g)(h)(j) (Cost: $116,793,771; Original Acquisition Date: 12/29/2017)	1,230,204	122,185,969
Woodside (Horseshoe Re) (b)(e)(g)(h)(j) (Cost: $101,287,500; Original Acquisition Date: 06/12/2020)	1,012,875	100,923,215
Yellowstone (Artex Segregated Account Company) (b)(e)(g)(h)(j) (Cost: $0; Original Acquisition Date: 01/08/2014)	100	45,726
Yoho (Artex Segregated Account Company) (b)(e)(g)(h)(j) (Cost: $86,532,181; Original Acquisition Date: 06/05/2020)	357,363	55,910,245
Yorkville (Artex Segregated Account Company) (b)(e)(g)(h)(j) (Cost: $130,097,000; Original Acquisition Date: 06/03/2020)	143,394	95,120,639

		1,841,866,006

		1,841,883,941

United States - 0.9%
Multiperil - 0.0% (a)
SR0005 (Horseshoe Re) (b)(e)(g)(j) (Cost: $6,360,627; Original Acquisition Date: 04/15/2016)	6,966,774	—
Yosemite (Horseshoe Re) (b)(e)(g)(h) (Cost: $0; Original Acquisition Date: 10/18/2018)	162,602	397

		397

Windstorm - 0.9%
Riverdale (Horseshoe Re) (b)(e)(g)(h)(j) (Cost: $25,161,000; Original Acquisition Date: 06/10/2020)	251,610	26,419,433
SR0006 (Horseshoe Re) (b)(e)(g)(j) (Cost: $2,470,449; Original Acquisition Date: 08/09/2016)	39,381,541	—

		26,419,433

		26,419,830

TOTAL PREFERENCE SHARES (Cost $2,339,035,510)		1,868,303,771

PRIVATE FUND UNITS - 1.3%
Global - 1.3%
Multiperil - 1.3%
Aeolus Property Catastrophe J17 Keystone Fund (b)(e)(g)(h)(j) (Cost: $21,413,046; Original Acquisition Date: 01/20/2017)	24,477	16,638,868
Aeolus Property Catastrophe J18 Keystone Fund (b)(e)(g)(h)(j) (Cost: $12,744,519; Original Acquisition Date: 02/20/2018)	12,736	11,867,741
Aeolus Property Catastrophe J19 Keystone Fund (b)(d)(e)(g)(h)(j) (Cost: $4,230,327; Original Acquisition Date: 01/14/2019)	4,230	4,640,724
Aeolus Property Catastrophe MY17 Keystone Fund (b)(e)(g)(h)(j) (Cost: $5,588,874; Original Acquisition Date: 07/06/2017)	5,589	3,641,125
Aeolus Property Catastrophe MY18 Keystone Fund (b)(e)(g)(h)(j) (Cost: $5,538,242; Original Acquisition Date: 07/17/2018)	5,538	4,867,538

TOTAL PRIVATE FUND UNITS (Cost $49,515,007)		41,655,996

LIMITED LIABILITY PARTNERSHIP - 0.0% (a)
Operating Companies - 0.0% (a)
Point Dume LLP (g)(j)		—

TOTAL LIMITED LIABILITY PARTNERSHIP (Cost $31,272,420)		—

SHORT-TERM INVESTMENTS - 11.3%
Money Market Fund - 11.3%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.05% (k)	171,324,320	171,324,320
First American Government Obligations Fund - Class Z - 0.09% (k)	1,110,105	1,110,105
First American Treasury Obligations Fund - Class Z - 0.09% (k)	1,110,105	1,110,105
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.04% (k)	172,434,427	172,434,427
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.08% (k)	1,110,104	1,110,104

TOTAL SHORT-TERM INVESTMENTS (Cost $347,089,061)		347,089,061

TOTAL INVESTMENTS (Cost $3,465,627,506) - 95.2%		2,930,571,134

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.8%		147,219,788

TOTAL NET ASSETS - 100.0%		$3,077,790,922

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated a as percent of net assets.

(a)	Rounds to zero.
(b)

Foreign issued security. Total foreign securities by country of domicile are $2,576,858,917. Foreign concentration is as follows: Bermuda: 80.6%, Cayman Islands: 1.3%, Ireland: 0.6%, Supranational: 0.6%, Singapore: 0.5%, and Great Britain: 0.1%.

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Schedule of Investments as of July 31, 2020 (Unaudited)

(c)

Variable rate security. Reference rates as of July 31, 2020 are as follows: 3 Month Euribor -0.47%, 3 Month Libor 0.25%, 6 Month Libor 0.31%, and T-Bill 3 Month 0.09%. Actual reference rates may vary based on the reset date of the security.

(d)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2020 was $585,436,195, which represented 19.0% of net assets.

(e)	Security is restricted as to resale.
(f)	All or a portion of the security is pledged as collateral for excess mortality swap.
(g)	Value determined using significant unobservable inputs.
(h)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $1,790,014,977, which represents 58.2% of net assets.
(i)	Zero-coupon bond. The rate shown is the yield to maturity based upon original cost which may differ from current cost due to returns of capital received.
(j)	Non-income producing security.
(k)	Rate shown is the 7-day effective yield.

Excess Mortality Swaps

COUNTERPARTY	REFERENCE ENTITY	BUY/SELL PROTECTION	FINANCING RATE	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	MAXIMUM POTENTIAL FUTURE PAYMENT	UPFRONT PREMIUM PAID	VALUE/UNREALIZED DEPRECIATION

EXCESS MORTALITY SWAP CONTRACTS
Hannover Re (a)(b)	Custom Mortality Index	Sell	1.00%	Jan 15 2021	Quarterly	$100,000,000	$100,000,000	$—	$(2,452,778)

TOTAL EXCESS MORTALITY SWAP CONTRACTS									$(2,452,778)

(a)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. Value determined using significant unobservable inputs.
(b)	The mortality index value is based on the weighted mortality rates for males and females in the United States, United Kingdom, and Australia

The accompanying footnotes are an integral part of the Schedule of Investments.

Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”) in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board Accounting Standards Topic 946, Financial Services – Investment Companies.

2. Investment Valuation and Fair Value Measurement

The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities (including participation notes and preference shares) for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Fund typically utilizes an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

Non-prime money market funds and cash sweep programs are generally valued at amortized cost, which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in investment companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities (other than insurance-linked securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Fund’s investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were transfers between level 2 and 3 during the reporting period. The transfers from level 2 to level 3 occurred because there is no longer observable market data for these securities for the period ended July 31, 2020. The transfers from level 3 to level 2 occurred because there was observable market data that became available as of July 31, 2020. The following table summarizes the inputs used to value the Fund’s investments as of July 31, 2020:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
Europe	$—	$375,936	$—	$375,936
Global	—	194,348,029	530,395	207,356,736
Japan	—	26,825,371	—	26,825,371
Mexico	—	7,516,308	—	7,516,308
United States	—	316,480,209	5,068,864	309,070,761

Total Event-Linked Bonds	—	545,545,853	5,599,259	551,145,112
Participation Notes	—	—	122,377,194	122,377,194
Preference Shares
Global	—	—	1,841,883,941	1,841,883,941
United States	—	—	26,419,830	26,419,830

Total Preference Shares	—	—	1,868,303,771	1,868,303,771
Private Fund Units (1)	—	—	41,655,996	41,655,996
Money Market Funds	347,089,061	—	—	347,089,061

Total Assets	$347,089,061	$545,545,853	$2,037,936,220	$2,930,571,134

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Other Financial Instruments*
Unrealized depreciation on swap contracts	$—	$—	$(2,452,778)	$(2,452,778)

Total	$—	$—	$(2,452,778)	$(2,452,778)

*	Other financial instruments are derivatives, such as swap contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended July 31, 2020:

	Event- Linked Bonds	Participation Notes	Preference Shares	Private Fund Units	Limited Liability Partnership	Swap Contracts
Beginning Balance - November 1, 2019	$30,879,195	$204,480,702	$3,188,794,080	$139,494,767	$—	$47,222
Acquisitions	—	93,905,856	468,971,131	—	15,884,959	—
Dispositions	(22,383,489)	(141,784,712)	(897,598,435)	(97,117,315)	—	—
Realized losses	(15,569,457)	7,671,415	(149,545,543)	(5,890,260)	—	—
Return of capital	—	(34,169,960)	(770,427,993)	—	—	—
Change in unrealized appreciation/ (depreciation)	14,474,811	(7,726,107)	28,110,531	5,168,804	(15,884,959)	(2,500,000)
Transfers in/(out) Level 3	(1,801,801)	—	—	—	—	—

Ending Balance - July 31, 2020	$5,599,259	$122,377,194	$1,868,303,771	$41,655,996	$—	$(2,452,778)

As of July 31, 2020, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $3,710,047 for Event-Linked Bonds, $(9,878,413) for Participation Notes, $(48,514,511) for Preference Shares,    $5,168,804 for Private Fund Units, $(15,884,959) for Limited Liability Partnerships, and $(2,500,000) for Swap Contracts.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes, preference shares, and private fund units are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of July 31, 2020:

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 7/31/20	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Participation Notes	Financial Services	$72,925,444	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$19.7MM $0.0MM-$29.8MM	$4.2MM $7.6MM

Preference Shares	Financial Services	$1,670,559,449	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$161.7MM $0.0MM-$231.6MM	$28.6MM $45.3MM

Private Fund Units	Financial Services	$41,655,996	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$4.4MM-$61.8MM $9.4MM-$26.9MM	$38.7MM $20.3MM

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee or priced using an indicative bid and have a value equal to $5,599,259 for Event-Linked Bonds, $49,451,750 for Participation Notes, $197,744,322 for Preference Shares, $0 for Private Fund Units, $0 for Limited Liability Partnership and $(2,452,778) for Swap Contracts.